Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2019
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS

NOTE 4:- CASH AND CASH EQUIVALENTS

			Convenience
			translation (Note 2c)
	December 31,		December 31,
	2018	2019	2019
	N I S		U.S. dollars

Cash in NIS	15,558	9,133	2,642
Cash in USD	13,586	60,269	17,439
Cash in EURO	46,739	3,065	887

	75,883	72,467	20,968